HAMLIN
                            CAPITAL MANAGEMENT, LLC




                        HAMLIN HIGH DIVIDEND EQUITY FUND
                 INVESTOR CLASS SHARES -- TICKER SYMBOL: HHDVX
                      SUMMARY PROSPECTUS | MARCH 28, 2012

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Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at http://www.hamlincm.com/investment-services/equities/mutualfund/invest. You can also get this information at no cost by calling 1-855-HHD-FUND (1-855-443-3863), by sending an e-mail request to Hamlinfunds@hamlincm.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated March 28, 2012, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.
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FUND INVESTMENT OBJECTIVE
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The Hamlin High Dividend Equity Fund (the "Fund") seeks high current income and long-term capital appreciation.

FUND FEES AND EXPENSES
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SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
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Redemption Fee (as a percentage of amount redeemed,
if shares redeemed have been held for less than 7 days)                    2.00%
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ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR
INVESTMENT)
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                                                                  INVESTOR CLASS
                                                                      SHARES
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Management Fees                                                       1.00%
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12b-1 Fees                                                            0.25%
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Other Expenses(1)                                                     1.65%
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Shareholder Servicing Fees                                            0.25%
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Acquired Fund Fees and Expenses(1)                                    0.01%
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Total Annual Fund Operating Expenses                                  3.16%
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Less Fee Reductions and/or Expense Reimbursements                    (1.65)%
                                                                     -------
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Total Annual Fund Operating Expenses after Fee Reductions
  and/or Expense Reimbursements(2)                                    1.51%
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(1) Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2) Hamlin Capital Management, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the Fund's Investor Class Shares' average daily net assets until March 29, 2013. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on March 29, 2013.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                           1 Year          3 Years
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                            $154             $751


PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
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In pursuing the Fund's investment objective, Hamlin Capital Management, LLC (the "Adviser"), the Fund's adviser, seeks to identify and invest Fund assets in dividend-paying equity securities of companies that, in the Adviser's opinion, are undervalued in the market. Generally, the Adviser seeks companies with the following characteristics:

         o Dividend yields approximately one and one-half times or greater than that of the S&P 500 Index;
         o History of increasing dividends and/or prospects for future dividend growth;
         o Low debt, ample free cash flow and attractive returns on equity;
         o        Attractive valuation suggesting appreciation potential; and
         o Company management teams with experience, significant equity ownership and a tangible commitment to paying consistent and growing dividends over time.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of real estate investment trusts ("REITS") and interests in master limited partnerships ("MLPs"). The Fund may invest in companies of any market capitalizations range, although the Adviser expects to invest Fund assets mostly in mid- and large-capitalization companies. The Fund will generally invest in equity securities of domestic companies, but may invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects the Fund's investments in foreign companies will not exceed 25% of its assets.

PRINCIPAL RISKS
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As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK--Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund.

DIVIDEND PAYING STOCKS RISK--The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

MID-CAPITALIZATION COMPANY RISK--The mid-capitalization companies in which the Fund may invest may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

SECTOR RISK--Given the fund's focus on dividend-paying securities, the fund may, from time to time, have a greater exposure to higher dividend-yield sectors and industries than the broad equity market. As a result, the value of the Fund's shares may be especially sensitive to factors and economic risks that specifically affect those sectors. The Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

         o FINANCIAL SERVICES. Companies in the financial services sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain.

         o CONSUMER STAPLES. Companies in the consumer staples sector are subject to government regulation affecting their products which may negatively impact such companies' performance. The success of food, beverage, household and personal products companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand.

         o CONSUMER DISCRETIONARY. Companies in the consumer discretionary sector are subject to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending.

         o ENERGY. Companies in the energy sector are subject to supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies.

VALUE STOCK RISK--The Fund pursues a value approach to investing. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

FOREIGN COMPANY RISK--Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.

REIT RISK--REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation.

MLP RISK--MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks.

PERFORMANCE INFORMATION
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The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER
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Hamlin Capital Management, LLC

PORTFOLIO MANAGERS
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Charles S. Garland, CFA, Partner and Equity Portfolio Manager, has managed the Fund since its inception.

Christopher M. D'Agnes, CFA, Partner and Equity Portfolio Manager, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES
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To purchase Investor Class Shares of the Fund for the first time, including an initial purchase through an individual retirement account ("IRA"), you must invest at least $2,500. There is no minimum for subsequent investments.

If you own your shares directly, you may sell your shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day") by contacting the Fund directly by mail at: Hamlin High Dividend Equity Fund, PO Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Hamlin High Dividend Equity Fund, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105) or telephone at 1-855-HHD-FUND.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION
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The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
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If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

                                                                 HCM-SM-002-0100